EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE
EARNINGS PER SHARE

16. EARNINGS PER SHARE

        The following table sets forth the computation of basic and diluted gain (loss) per share for the periods indicated:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Net income (loss) attributable to Canadian Solar Inc.—basic and diluted	$50, 568,919	$(90,804,200)	$(195,468,691)

Weighted average number of common shares—basic	42,839,356	43,076,489	43,190,778
Diluted share number from share options and restricted shares	838,852	—	—

Weighted average number of common shares—diluted	43,678,208	43,076,489	43,190,778

Basic earnings (loss) per share	$1.18	$(2.11)	$(4.53)

Diluted earnings (loss) per share	$1.16	$(2.11)	$(4.53)

        The following table sets forth anti-dilutive shares excluded from the computation of diluted earnings (loss) per share for the periods indicated.

	Years Ended December 31,
	2010	2011	2012
Convertible notes	50,607	50,607	—
Share options, restricted shares and restricted share units	426,716	1,871,147	4,288,008
Warrant	—	—	4,273,102

	477,323	1,921,754	8,561,110